RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
401(K) Plan
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE J – RELATED PARTY TRANSACTIONS

The Plan’s investments consist of common stock from the Bank’s parent company Orange County Bancorp, Inc.

The following table presents the ESOP holdings of Orange County Bancorp, Inc. common stock as of the dates indicated:

	December 31,
	2025	2024
Number of Orange County Bancorp, Inc. shares	131,704	125,922
Percentage of Orange County Bancorp Inc. common stock owned by the ESOP	0.99%	1.10%
Cost bases of Orange County Bancorp Inc. common stock owned by the ESOP	$3,320,030	$1,303,763
Fair Value of Orange County Bancorp Inc. common stock owned by the ESOP	$3,760,136	$3,498,743

NOTE: Share information has been restated for the effect of the 2025 Stock Split.

The Plan holds promissory notes receivable from Plan Participants who are employees of the Bank. See Note A for promissory note terms provided to the participants.

Certain Plan investments are shares of Orange County Bancorp, Inc. common stock and units of Collective Investment Trusts managed by Principal. As of December 31, 2025, Orange County Bancorp, Inc. is the Plan sponsor and Principal is the custodian and the third party administrator, as defined by the Plan, and therefore, these transactions qualify as party-in-interest transactions. During 2025, the Plan sold 33,771 shares of Orange County Bancorp, Inc. common stock with a fair value of $864,321, purchased 33,503 shares of Orange County Bancorp Inc. common stock with a fair value of $852,724 and the Plan recorded dividend income of $57,490 from shares of Orange County Bancorp, Inc. common stock.